Financial Instruments by Category - Summary of Financial Assets and Liabilities (Details) - MXN ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at amortized cost:
Cash and cash equivalents		$ 1,427,248	$ 1,447,166	$ 1,220,471	$ 984,976
Short-term bank deposits		2,711,422	3,058,691
Financial liabilities at amortized cost:
Accounts payable and accrued expenses		536,792	341,828
Debt		2,248,951	1,033,458
Bonuses payable to related parties		102,988	58,702
Lease liabilities		11,730,444	8,165,490	$ 6,244,222
Financial Assets at Amortized Cost
Financial assets at amortized cost:
Cash and cash equivalents		1,427,248	1,447,166
Short-term bank deposits	[1]	2,711,422	3,058,691
Short term bank deposits		125,033	95,058
Sundry debtors		125,033	95,058
Financial Liabilities at Amortized Cost
Financial liabilities at amortized cost:
Accounts payable and accrued expenses		536,792	341,828
Suppliers		11,428,037	8,835,875
Debt		2,248,951	1,033,458
Lease liabilities		$ 11,730,444	$ 8,165,490

[1]	As of December 31, 2025 and 2024, the Company holds Certificate of Deposit Accounts for a total principal amount of Ps.2,711,422 (US$150,913,735), and Ps.2,621,393 (US$150,000,000), respectively. In addition, the Company recognized an accrued interest of Ps.105,965 and Ps.79,183 in the 2025 and 2024 statements of profit or loss (See Note 20).